Cash, Cash Equivalents and Current Marketable Securities (Tables)	12 Months Ended
Dec. 30, 2012
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Current Marketable Securities
At the end of 2012 and 2011, cash, cash equivalents and current marketable securities were comprised of:

(Dollars in Millions)	2012	2011
Cash	$3,032	2,709
Government securities and obligations	15,323	27,017
Corporate debt securities	622	489
Money market funds	1,406	1,590
Time deposits	706	456
Total cash, cash equivalents and current marketable securities	$21,089	32,261